Convertible Debt Assumed in 2018 Acquisition (Details Narrative)			12 Months Ended
	May 29, 2020 USD ($) shares	Nov. 05, 2018 d $ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 12, 2018
Convertible notes debt			$ 31,537	$ 31,137	$ 224,820
Accrued interest payable					$ 54,247
Principal balance of notes payable	$ 184,820		1,675,535	942,200
Accrued interest	79,376		25,321	9,942
Convertible of common shares, value	$ 264,196
Convertible of common shares | shares	1,528,107
Debt instrument fair value	$ 1,827,066
Loss on extinguishment of debt	$ 1,562,870			1,858,395
Convertible Debt [Member]
Principal balance of notes payable			20,000	20,000
Convertible Notes [Member]
Accrued interest payable			$ 11,537	11,137
Convertible of common shares | shares			19,286
Debt instrument interest rate			$ 400	$ 3,000
Incumaker Inc [Member]
Conversion price of notes | $ / shares		$ 0.07
SkyAuction.com [Member]
Debt interest rate						3.00%
Lowest trade price		70.00%
Debt trading days | d		5
Minimum [Member] | Incumaker Inc [Member]
Debt interest rate		8.00%
Maximum [Member] | Incumaker Inc [Member]
Debt interest rate		22.00%